Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed consolidated balance sheet dated June 30, 2026, through the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were available to be issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Commencing on the effective date, January 30, 2026, the Company entered into an agreement with an affiliate of the Sponsor to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support and will cease paying until the earlier of the consummation of the Business Combination or its liquidation.

On February 9, 2026, the Company consummated its Initial Public Offering of 17,250,000 Units at $10.00 per Unit, which includes the full exercise of the underwriters’ over-allotment option of 2,250,000, generating gross proceeds to the Company of $172,500,000.

Simultaneously with consummation of the Initial Public Offering on February 9, 2026, the Company consummated the sale of (a) 279,465 Private Placement Units and (b) 768,529 Restricted Class A Ordinary Share to our Sponsor and certain private placement investors, generating gross proceeds of $2,794,650.

Following the closing of the Initial Public Offering, on February 9, 2026, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the proceeds of the sale of the Private Placement Securities, was held in a Trust Account.

On February 9, 2026, the underwriters were paid in cash an underwriting discount of $3,450,000 and the underwriters paid the Company an aggregate amount of $2,156,250 at the closing of the Initial Public Offering as reimbursement to the Company for certain of its expenses and fees incurred in connection with the Initial Public Offering. Additionally, the underwriters are entitled to $12,075,000 of deferred underwriting commissions; provided, however, that such $0.70 per unit shall be due solely on amounts remaining in the Trust Account following all properly submitted shareholder redemptions in connection with the consummation of the initial Business Combination.

On February 9, 2026, the Company repaid the promissory note – related party balance in full of $242,513. Borrowings under this note are no longer available.